MARSHALL EQUITY INCOME FUND
MARSHALL LARGE-CAP GROWTH & INCOME FUND
MARSHALL MID-CAP VALUE FUND
MARSHALL MID-CAP GROWTH FUND
MARSHALL SMALL-CAP GROWTH FUND
MARSHALL INTERNATIONAL STOCK FUND
MARSHALL GOVERNMENT INCOME FUND
MARSHALL INTERMEDIATE BOND FUND
MARSHALL SHORT-TERM INCOME FUND
(Portfolios of Marshall Funds, Inc.)
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Supplement to The Advisor Class of Shares (Class A) Prospectus dated
October 31, 2003
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Under  the  section  entitled  "How  to Buy  Shares  -  What  Do  Shares  Cost?"
immediately after the last paragraph of the section, please insert the following:

Effective immediately until Friday February 27, 2004, customers of M&I Brokerage Services, Inc. who redeem shares of a mutual fund other than one of the Marshall Funds, that were purchased with a sales charge, will be permitted, with proceeds of such redemptions, to purchase shares of any EQUITY FUND and any FIXED INCOME FUND at the NAV of the Fund without paying any sales charge at purchase.



                                                               November 12, 2003



Marshall Investor Services
P.O. Box 1348
Milwaukee, WI  53201-1348
1-800-580-FUND (3863) (Class A)
Internet address:  http://www.marshallfunds.com
TDD:  Speech and Hearing Impaired Services
1-800-209-3520
Cusip 572353 79 5
Cusip 572353 78 7
Cusip 572353 77 9
Cusip 572353 76 1
Cusip 572353 74 6
Cusip 572353 75 3
Cusip 572353 72 0
Cusip 572353 73 8
Cusip 572353 68 8

29554 (11/03)